NOMURA ETF TRUST
(the “Trust”)

Nomura Focused SMID Cap Core ETF

(the “Fund”)

Supplement to the Fund’s Prospectus and
Statement of Additional Information (“SAI”), each dated July 29, 2026, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Trust has approved the dissolution of the Fund. Accordingly, all references to the Fund are hereby removed from the Prospectus and SAI effective immediately.

Please keep this Supplement for future reference.

This Supplement is dated September 22, 2026.